Submission	Mar. 11, 2025
Submission [Line Items]
Central Index Key	0000056978
Registrant Name	Kulicke and Soffa Industries, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES